Leases (Schedule of Leasing Activity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 50	$ 54
Short-term lease cost	112	121
Total lease cost	162	175
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	61	56
Operating cash flows from financing leases	11	6
Right-of-use assets obtained in exchange for new operating lease liabilities	62	20
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 34	$ 13
Weighted-average remaining lease term-operating (in years)	6 years	8 years
Weighted-average remaining lease term-finance (in years)	3 years	3 years
Weighted-average discount rate-operating leases	6.80%	7.60%
Weighted-average discount rate-finance leases	4.70%	5.60%